Note 8 - Related Party Transactions	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
8.	Related Party Transactions

The Company’s vessel owning companies are parties to management agreements with the Manager (see Note 1) which is controlled by members of the Pittas family, whereby the Manager provides technical and commercial vessel management for a fixed daily management fee (see below), under the Company’s Master Management Agreement (“MMA”) with Eurobulk. An additional fixed management fee (see below) is paid to the Manager for the provision of management executive services.

The Company’s MMA with Eurobulk provides for an annual adjustment of the daily vessel management fee due to inflation to take effect January 1 of each year. The vessel management fee for laid-up vessels is half of the daily fee for the period they are laid-up. The MMA can be terminated by Eurobulk only for cause or under other limited circumstances, such as sale of the Company or Eurobulk or the bankruptcy of either party. The MMA, as periodically amended and restated, will automatically be extended after each five-year period for an additional five-year period unless terminated on or before the 90th day preceding the termination date. Pursuant to the MMA, each ship owning company has signed – and each future ship owning company when a vessel is acquired will sign - with the Manager, a management agreement with the rate and term of these agreements set in the MMA effective at such time.

The MMA was renewed on January 1, 2018 for an additional five-year term until January 1, 2023. For the year ended December 31, 2022 the fixed vessel management fee amounted to Euro 720 per day per vessel in operation and Euro 360 per day per vessel in lay-up, as well as Euro 360 per day for the vessels under construction, which start paying the daily management fee after steel cutting. The MMA was further renewed on January 1, 2023 for an additional five-year term until January 1, 2028. From January 1, 2023, the vessel fixed management fee was adjusted for inflation at Euro 775 per day per vessel in operation and Euro 387.5 per day per vessel in lay-up or under construction. From January 1, 2024, the vessel fixed management fee was adjusted for inflation at Euro 810 (approximately $842, using the exchange rate as of December 31, 2024, which was $1.04 per euro) per day per vessel in operation and Euro 405 (approximately $421, using the exchange rate as of December 31, 2024, which was $1.04 per euro) per day per vessel in lay-up or under construction. From January 1, 2025, the vessel fixed management fee was adjusted for inflation at Euro 840 (approximately $874, using the exchange rate as of December 31, 2024, which was $1.04 per euro) per day per vessel in operation and Euro 420 (approximately $437, using the exchange rate as of December 31, 2024, which was $1.04 per euro) per day per vessel in lay-up or under construction.

Vessel management fees paid to the Manager amounted to $4,920,063, $5,720,831 and $7,067,408 in 2022, 2023 and 2024, respectively, and are recorded under “Related party management fees” in the consolidated statements of operations.

In addition to the vessel management services, the Manager provides executive services to the Company. The amount of executive compensation was set at $2,000,000 for the year ended December 31, 2022 and was increased to $2,150,000 for the year ended December 31, 2023 and to $2,250,000 for the year ended December 31, 2024, to account for inflation. For the years ended December 31, 2022, 2023 and 2024, the Company paid an additional special bonus to the Manager’s employees and consultants of $420,000, $500,000 and $600,000, respectively, for a total amount of executive management fees of $2,420,000, $2,650,000 and $2,850,000, respectively. These amounts are recorded in “General and administrative expenses” in the consolidated statements of operations. The executive management fee will be adjusted annually for Eurozone inflation every January 1. For the year 2025 the amount for the executive compensation, before bonuses, was increased to $2,300,000 to account for inflation.

Amounts due to or from related company represent net disbursements and collections made on behalf of the vessel-owning companies by the Management Company during the normal course of operations for which a right of off-set exists. As of December 31, 2023, the amount due to related company was $1,298,941. As of December 31, 2024, the amount due to related company was $1,662,306. Based on the MMA, an estimate of the quarter’s operating expenses, expected dry-dock expenses, vessel management fee and fee for management executive services are to be advanced by the Company’s ship-owning subsidiaries in the beginning of each quarter to the Manager.

The Company uses brokers for various services, as is industry practice. Eurochart S.A. (“Eurochart”), an affiliated company controlled by certain members of the Pittas family, provides vessel sale and purchase services, and chartering services to the Company whereby the Company pays commission of 1% of the vessel sales price and 1.25% of charter revenues. There were no commissions to Eurochart for vessel sales in 2022, while for the year ended December 31, 2023 commission to Eurochart for the sale of M/V Akinada Bridge was $142,266, and for the year ended December 31, 2024 the commission to Eurochart for the sale of M/V “EM Astoria” was $100,000 and they were recorded in “Net gain on sale of vessel” in the consolidated statements of operations. A commission of 1% of the purchase price is also paid to Eurochart by the seller of the vessel for the acquisitions the Company makes using Eurochart’s services.  In May and June 2022, the Company withheld the amount of $175,000 and $175,000, respectively, from the sellers of M/V “Emmanuel P” and M/V “Rena P”, on behalf of Eurochart, as a 1% commission in connection with the acquisition of the two vessels. Commissions to Eurochart for chartering services were $2,370,381, $2,350,919 and $2,587,722 in 2022, 2023 and 2024, respectively, recorded in “Commissions” in the consolidated statements of operations.

Certain members of the Pittas family, together with another unrelated ship management company, have formed a joint venture with the insurance broker Sentinel Maritime Services Inc. (“Sentinel”). Technomar Crew Management Services Corp (“Technomar”) is a company owned by certain members of the Pittas family, together with another unrelated ship management company, which provides crewing services. Sentinel is paid a commission on insurance premiums not exceeding 5%; Technomar is paid a fee of about $50 per crew member per month. Total fees charged by Sentinel and Technomar were $118,614 and $235,228 in 2022, $108,208 and $236,416 in 2023 and $132,541 and $299,868 in 2024, respectively. These amounts are recorded in “Vessel operating expenses” in the consolidated statements of operations.